CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net (loss) income		$ 162,682		$ (1,657,772)		$ (2,043,030)
Adjustments to reconcile net (loss) income to net cash generated from (used in) operating activities:
Amortization of discount and debt issuance costs of convertible notes		6,034		7,536		100,141
Deferred income tax		(94,551)		(140,553)		(975)
Depreciation and amortization		440,845		428,344		279,032
Impairment and write-off of long-lived assets		1,680		32,823		1,614
Impairment of goodwill		117,875		354,943		0
Net foreign exchange differences		3,814		41,737		(45,214)
Net investment loss		135,932		216,001		43,337
Net loss (gain) on debt extinguishment		(38,550)		(199,697)		2,069
Provision for credit losses		633,942		513,690		117,427
Share-based compensation		685,030		705,896		470,324
Share of results of equity investees		7,032		(11,156)		(5,019)
Others		(37,186)		22,144		12,723
Operating cash flows before changes in working capital		2,024,579		313,936		(1,067,571)
Inventories		(14,838)		1,441		(62,735)
Accounts receivable		7,516		98,981		(37,066)
Prepaid expenses and other assets		(344,845)		(497,889)		(395,803)
Amounts due from related parties		(274,482)		1,360		2,185
Operating lease right-of-use assets		(47,543)		(360,472)		(418,846)
Accounts payable		81,381		43,311		99,639
Accrued expenses and other payables		455,088		(39,069)		545,691
Escrow payables and advances from customers		396,757		166,996		654,257
Operating lease liabilities		42,473		385,911		429,366
Deferred revenue		(325,160)		(1,093,229)		314,048
Income tax payable		43,598		(4,628)		105,927
Amounts due to related parties		35,164		(72,341)		39,557
Net cash generated from (used in) operating activities		2,079,688		(1,055,692)		208,649
Cash flows from investing activities
Purchase of property and equipment		(241,605)		(924,178)		(772,177)
Purchase of intangible assets and capitalized software costs		(16,656)		(52,105)		(34,999)
Proceeds from disposal of long-lived assets		61,873		119,996		620
Purchase of investments		(8,319,757)		(2,630,842)		(2,505,358)
Proceeds from sale and maturity of investments		3,521,187		2,281,019		798,178
Distributions from investments		912		4,674		1,632
Acquisition of businesses, net of cash acquired		0		(60,713)		(22,763)
Effect on cash from deconsolidation of subsidiaries		(43,785)		(230)		(11,775)
Change in securities purchased under agreements to resell		233,219		0		0
Change in loans receivable		(999,850)		(1,166,430)		(1,220,631)
Net cash used in investing activities		(5,804,462)		(2,428,809)		(3,767,273)
Cash flows from financing activities
Repayment of bank borrowings and finance lease obligations		(54,407)		(117,238)		(1,247)
Proceeds from bank borrowings		0		49,000		115,282
Proceeds from issuance of convertible notes, net		0		0		2,846,250
Capital contributed by non-controlling interest		1,336		70,876		339
Transactions with non-controlling interests		0		(22,889)		0
Payments for redemption, exchange, conversion and repurchase of convertible notes		(204,625)		(611,315)		(1,935)
Proceeds from issuance of ordinary shares, net		10,643		50,211		4,050,055
Change in deposits payable		389,276		942,630		392,845
Proceeds from borrowings under securitization transactions		119,687		0		0
Proceeds from secured borrowings, net		104,101		38,981		0
Net cash generated from financing activities		366,011		400,256		7,401,589
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		(7,964)		(143,511)		(58,218)
Net increase (decrease) in cash, cash equivalents and restricted cash		(3,366,727)		(3,227,756)		3,784,747
Cash, cash equivalents and restricted cash at beginning of the year		7,610,384	[1]	10,838,140	[1]	7,053,393
Cash, cash equivalents and restricted cash at end of the year	[1]	4,243,657		7,610,384		10,838,140
Supplement disclosures of cash flow information
Income taxes paid		(318,924)		(313,755)		(207,381)
Interest paid		(119,471)		(103,335)		(44,981)
Supplement disclosures of non-cash activities
Purchase of property and equipment included in accrued expenses and other payables		6,482		(14,631)		38,742
Purchase of property and equipment included in prepayments		28,459		(13,171)		58,249
Purchase of intangible assets included in accrued expenses and other payables		(4,049)		(554)		183
Purchase of intangible assets included in prepayments		8,956		(4,506)		(3,875)
Conversion and exchange of convertible notes into ordinary shares		(31,297)		(5)		(826,124)
Acquisition of subsidiaries by conversion of convertible notes or issuance of shares		0		6,875		1,594
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets		$ 0		$ 0		$ 270,733

[1]	As of December 31, 2022, cash and cash equivalents of $13,227 was included in Assets held for sale within Prepaid expenses and other assets.